Commitments (Q2) (Details) - USD ($)				6 Months Ended
	Jul. 15, 2020	Jul. 06, 2020	May 20, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Underwriting Agreement [Abstract]
Deferred fee aggregate value for legal firm and transfer agent				$ 145,575		$ 26,706
Amount deposited in trust account			$ 373,000
Bear interest			1.00%
Outstanding amount				746,259		$ 0
Proceeds from promissory note				$ 746,259	$ 0
Maximum [Member]
Underwriting Agreement [Abstract]
Amount deposited in trust account			$ 1,900,000
Business combination of lender advance			500,000
Promissory Note [Member] | Subsequent Events [Member]
Underwriting Agreement [Abstract]
Proceeds from promissory note	$ 313,595	$ 373,130
Promissory Note [Member] | Maximum [Member]
Underwriting Agreement [Abstract]
Principal amount			$ 2,365,649